Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Osterweis Fund
Account Value [Line Items]
Account Value	$ 20,538	$ 20,605	$ 16,232	$ 18,060	$ 17,119	$ 11,154	$ 11,485	$ 10,455	$ 9,869	$ 8,865	$ 10,000
Osterweis Growth & Income Fund
Account Value [Line Items]
Account Value	18,830	18,421	15,663	16,903	15,729	10,988	11,648	11,021	10,411	9,060	10,000
Osterweis Opportunity Fund
Account Value [Line Items]
Account Value	28,555	30,699	24,305	27,059	31,514	14,917	16,144	14,529	11,073	9,073	10,000
Osterweis Strategic Income Fund
Account Value [Line Items]
Account Value	$ 15,793	14,864	13,259	13,460	13,180	11,101	11,763	11,457	10,950	9,761	10,000
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Bloomberg U.S. Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
60% S&P 500/40% Bloomberg U.S. Aggregate Blend
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/40% Bloomberg U.S. Aggregate Blend
Account Value	$ 22,036	20,591	17,455	18,619	17,320	13,150	13,202	12,248	11,257	10,209	10,000
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Russell 2000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth
Account Value	$ 18,148	19,075	15,850	17,729	20,694	10,880	13,363	12,867	10,846	8,816	10,000
Bloomberg U.S. Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond
Account Value	$ 11,564	$ 11,026	$ 10,842	$ 11,386	$ 11,880	$ 11,796	$ 10,829	$ 10,364	$ 10,241	$ 10,196	$ 10,000